Newbuildings (Details) (Newbuildings, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Opening balance	$ 312.9	$ 248.7
Additions	441.7	53.9
Capitalized interest and loan related costs	7.1	10.3
Re-classified as Drilling rigs	(589.1)	0
Closing balance	$ 172.6	$ 312.9